Income tax benefit - Breakdown of unrecognized deferred tax assets (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Breakdown of unrecognized deferred tax assets:
Tax losses carried forward (available indefinitely)	DKK 873,515	DKK 722,186	DKK 742,771
Research and development expenses	210,148	145,822	31,054
Rights	43,019	43,019	43,019
Non-current assets	67,590	62,953	57,543
Other	104,377	102,074	58,890
Total temporary differences	DKK 1,298,649	DKK 1,076,054	DKK 933,277
Tax rate	22.00%	22.00%	22.00%
Calculated potential deferred tax asset at local tax rate	DKK 285,703	DKK 236,732	DKK 205,321
Write-down of deferred tax asset	(285,703)	(236,732)	(205,321)
Recognized deferred tax asset	0	0	0
Cash receivable relating to tax loss	5,500	5,500	5,900
Tax losses	DKK 156,500	DKK 81,500	DKK 151,400